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                       Seward & Kissel LLP
                      One Battery Park Plaza
                     New York, New York 10004



                                      March 6, 2001


Securities and Exchange Commission
450 Fifth Avenue, N.W.
Washington, D.C. 20549


            Re:	Alliance Bond Fund, Inc.
                  (File Nos. 2-48227 and 811-02383)

Dear Sirs:

	This letter is filed pursuant to Rule 497(j) under the Securities Act of 1933 and is certification that the Prospectus of the above referenced fund does not differ from that included in the most recent post-effective amendment to the fund's registration statement, the text of which was filed electronically.

                              Very truly yours,

                              /s/ Nicholas C. Filla